UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004
Vanguard 500 Index Fund	Shares	Market Value (000)
COMMON STOCKS (99.7%)

Auto &Transportation (2.6%)
United Parcel Service, Inc.	10,521,705	$798,808
FedEx Corp.	2,811,756	240,939
Ford Motor Co.	17,126,612	240,629
General Motors Corp.	5,285,972	224,548
Harley-Davidson, Inc.	2,761,993	164,173
Union Pacific Corp.	2,426,300	142,181
Burlington Northern Santa Fe Corp.	3,484,725	133,500
PACCAR, Inc.	1,624,940	112,316
Norfolk Southern Corp.	3,685,942	109,620
Southwest Airlines Co.	7,396,069	100,734
CSX Corp.	2,010,686	66,755
Genuine Parts Co.	1,638,005	62,867
Delphi Corp.	5,252,696	48,798
Dana Corp.	1,393,365	24,649
* Navistar International Corp.	652,341	24,261
* The Goodyear Tire & Rubber Co.	1,639,517	17,608
Cooper Tire & Rubber Co.	696,977	14,058
Visteon Corp.	1,208,909	9,659
* Delta Air Lines, Inc.	1,160,550	3,818

		2,539,921

Consumer Discretionary (13.8%)
Wal-Mart Stores, Inc.	39,700,843	2,112,085
Home Depot, Inc.	20,544,718	805,353
* Time Warner, Inc.	42,788,418	690,605
* eBay Inc.	6,185,673	568,711
Viacom Inc. Class B	16,091,296	540,024
The Walt Disney Co.	19,226,514	433,558
* Yahoo! Inc.	12,732,086	431,745
Lowe's Cos., Inc.	7,295,637	396,518
Gillette Co.	9,375,128	391,318
Target Corp.	8,453,279	382,511
McDonald's Corp.	11,755,752	329,514
Kimberly-Clark Corp.	4,627,481	298,889
Carnival Corp.	5,924,103	280,151
Cendant Corp.	9,881,200	213,434
Gannett Co., Inc.	2,490,860	208,635
NIKE, Inc. Class B	2,463,805	194,148
Avon Products, Inc.	4,424,966	193,283
Costco Wholesale Corp.	4,315,502	179,352
Clear Channel Communications, Inc.	5,523,279	172,161
* Starbucks Corp.	3,719,366	169,082
Best Buy Co., Inc.	3,041,231	164,956
The Gap, Inc.	8,459,409	158,191
* Kohl's Corp.	3,197,336	154,080
Waste Management, Inc.	5,426,497	148,360
The McGraw-Hill Cos., Inc.	1,777,421	141,643
Staples, Inc.	4,657,302	138,881
* Apollo Group, Inc. Class A	1,804,849	132,422
* Electronic Arts Inc.	2,841,741	130,692
Omnicom Group Inc.	1,753,072	128,079
Tribune Co.	2,978,365	122,560
International Game Technology	3,226,585	115,996
Marriott International, Inc. Class A	2,143,045	111,353
Yum! Brands, Inc.	2,720,533	110,617
* Bed Bath & Beyond, Inc.	2,810,615	104,302
TJX Cos., Inc.	4,575,238	100,838
Limited Brands, Inc.	4,424,574	98,624
* Univision Communications Inc.	3,017,612	95,387
J.C. Penney Co., Inc. (Holding Co.)	2,698,291	95,196
Starwood Hotels & Resorts Worldwide, Inc.	1,949,060	90,475
Eastman Kodak Co.	2,679,619	86,337
Sears, Roebuck & Co.	1,983,437	79,040
Federated Department Stores, Inc.	1,681,094	76,372
* Coach, Inc.	1,759,419	74,635
Mattel, Inc.	3,877,024	70,290
May Department Stores Co.	2,727,791	69,913
Hilton Hotels Corp.	3,604,115	67,902
Cintas Corp.	1,600,503	67,285
R.R. Donnelley & Sons Co.	2,051,363	64,249
* Fisher Scientific International Inc.	1,076,091	62,768
Dollar General Corp.	3,072,290	61,907
* AutoZone Inc.	777,370	60,052
Black & Decker Corp.	750,401	58,111
Harrah's Entertainment, Inc.	1,047,111	55,476
New York Times Co. Class A	1,373,519	53,705
Newell Rubbermaid, Inc.	2,569,272	51,488
VF Corp.	1,032,036	51,034
Leggett & Platt, Inc.	1,794,848	50,435
Nordstrom, Inc.	1,314,778	50,277
Knight Ridder	724,878	47,443
* Office Depot, Inc.	2,932,315	44,073
RadioShack Corp.	1,493,643	42,778
Family Dollar Stores, Inc.	1,575,474	42,695
* AutoNation, Inc.	2,494,827	42,612
Tiffany & Co.	1,368,747	42,075
* Interpublic Group of Cos., Inc.	3,952,257	41,854
Jones Apparel Group, Inc.	1,166,655	41,766
Robert Half International, Inc.	1,612,794	41,562
Liz Claiborne, Inc.	1,008,532	38,042
Whirlpool Corp.	621,479	37,345
Alberto-Culver Co. Class B	848,987	36,914
Wendy's International, Inc.	1,062,722	35,707
* Toys R Us, Inc.	2,000,372	35,487
Darden Restaurants Inc.	1,476,189	34,425
International Flavors & Fragrances, Inc.	881,669	33,680
The Stanley Works	766,687	32,607
Sabre Holdings Corp.	1,283,991	31,496
Hasbro, Inc.	1,655,331	31,120
Circuit City Stores, Inc.	1,858,741	28,513
* Monster Worldwide Inc.	1,110,506	27,363
* Allied Waste Industries, Inc.	2,978,341	26,358
Meredith Corp.	469,405	24,118
Reebok International Ltd.	553,273	20,316
* Convergys Corp.	1,333,888	17,914
Dillard's Inc.	780,920	15,415
Snap-On Inc.	540,926	14,908
Maytag Corp.	736,995	13,539
* Big Lots Inc.	1,075,689	13,156
Viacom Inc. Class A	143,386	4,875

		13,485,161

Consumer Staples (7.2%)
The Procter & Gamble Co.	23,789,594	1,287,493
The Coca-Cola Co.	22,704,876	909,330
Altria Group, Inc.	19,200,323	903,183
PepsiCo, Inc.	15,852,392	771,219
Anheuser-Busch Cos., Inc.	7,495,585	374,404
Walgreen Co.	9,587,396	343,516
Colgate-Palmolive Co.	4,970,672	224,575
Sysco Corp.	5,984,955	179,070
Sara Lee Corp.	7,423,216	169,695
Kellogg Co.	3,868,577	165,034
General Mills, Inc.	3,559,208	159,808
CVS Corp.	3,737,511	157,461
Wm. Wrigley Jr. Co.	2,103,736	133,188
ConAgra Foods, Inc.	4,945,907	127,159
H.J. Heinz Co.	3,271,658	117,845
Hershey Foods Corp.	2,305,186	107,675
* The Kroger Co.	6,914,562	107,314
The Clorox Co.	1,994,641	106,314
Campbell Soup Co.	3,841,289	100,987
Reynolds American Inc.	1,385,628	94,278
Coca-Cola Enterprises, Inc.	4,390,737	82,985
Albertson's, Inc.	3,438,642	82,287
* Safeway, Inc.	4,181,693	80,748
The Pepsi Bottling Group, Inc.	2,381,283	64,652
UST, Inc.	1,547,455	62,301
Brown-Forman Corp. Class B	1,135,520	52,007
McCormick & Co., Inc.	1,283,382	44,071
SuperValu Inc.	1,273,035	35,072
Adolph Coors Co. Class B	348,814	23,691
Winn-Dixie Stores, Inc.	1,324,353	4,092

		7,071,454

Financial Services (21.8%)
Citigroup, Inc.	48,476,137	2,138,767
American International Group, Inc.	24,380,904	1,657,658
Bank of America Corp.	38,064,190	1,649,321
JPMorgan Chase & Co.	33,332,939	1,324,318
Wells Fargo & Co.	15,802,189	942,285
American Express Co.	11,863,866	610,515
Wachovia Corp.	12,253,063	575,281
Fannie Mae	9,057,462	574,243
U.S. Bancorp	17,586,083	508,238
Morgan Stanley	10,278,936	506,752
Merrill Lynch & Co., Inc.	8,791,311	437,104
The Goldman Sachs Group, Inc.	4,547,469	424,006
Freddie Mac	6,428,790	419,414
First Data Corp.	8,024,003	349,044
Washington Mutual, Inc.	8,165,208	319,096
Allstate Corp.	6,484,817	311,206
MBNA Corp.	11,956,273	301,298
Metropolitan Life Insurance Co.	7,019,679	271,311
Fifth Third Bancorp	5,334,550	262,567
National City Corp.	6,203,208	239,568
Prudential Financial, Inc.	4,857,914	228,516
Automatic Data Processing, Inc.	5,467,641	225,923
Marsh & McLennan Cos., Inc.	4,873,002	222,989
SunTrust Banks, Inc.	3,157,002	222,285
The Bank of New York Co., Inc.	7,282,273	212,424
Countrywide Financial Corp.	5,269,334	207,559
St. Paul Travelers Cos., Inc.	6,256,595	206,843
BB&T Corp.	5,188,273	205,923
Lehman Brothers Holdings, Inc.	2,539,704	202,465
AFLAC Inc.	4,744,499	186,032
SLM Corp.	4,079,685	181,954
Progressive Corp. of Ohio	2,031,308	172,153
The Hartford Financial Services Group Inc.	2,743,564	169,909
Capital One Financial Corp.	2,259,994	167,014
Golden West Financial Corp.	1,429,606	158,615
Regions Financial Corp.	4,324,089	142,954
PNC Financial Services Group	2,642,250	142,946
State Street Corp.	3,146,626	134,392
Franklin Resources Corp.	2,333,042	130,090
SouthTrust Corp.	3,114,718	129,759
The Chubb Corp.	1,787,260	125,609
KeyCorp	3,808,143	120,337
Charles Schwab Corp.	12,793,909	117,576
Mellon Financial Corp.	3,967,724	109,866
Paychex, Inc.	3,538,905	106,698
ACE Ltd.	2,659,218	106,528
The Principal Financial Group, Inc.	2,934,235	105,544
M & T Bank Corp.	1,096,100	104,897
Simon Property Group, Inc. REIT	1,948,252	104,485
Equity Office Properties Trust REIT	3,772,337	102,796
Loews Corp.	1,736,206	101,568
Moody's Corp.	1,385,603	101,495
North Fork Bancorp, Inc.	2,169,943	96,454
XL Capital Ltd. Class A	1,295,683	95,868
Comerica, Inc.	1,604,605	95,233
Bear Stearns Co., Inc.	964,761	92,781
CIGNA Corp.	1,287,315	89,636
Aon Corp.	2,956,255	84,963
Marshall & Ilsley Corp.	2,086,420	84,083
Northern Trust Corp.	2,057,001	83,926
Equity Residential REIT	2,627,170	81,442
Ambac Financial Group, Inc.	1,015,163	81,162
AmSouth Bancorp	3,311,949	80,812
MBIA, Inc.	1,340,100	78,007
Lincoln National Corp.	1,647,617	77,438
H & R Block, Inc.	1,543,357	76,273
Synovus Financial Corp.	2,894,470	75,690
Sovereign Bancorp, Inc.	3,212,929	70,106
Cincinnati Financial Corp.	1,573,129	64,844
* SunGard Data Systems, Inc.	2,698,034	64,132
* Fiserv, Inc.	1,825,225	63,627
Jefferson-Pilot Corp.	1,277,331	63,432
MGIC Investment Corp.	921,899	61,352
T. Rowe Price Group Inc.	1,191,513	60,696
Plum Creek Timber Co. Inc. REIT	1,715,947	60,110
ProLogis REIT	1,701,760	59,970
Torchmark Corp.	1,026,687	54,599
SAFECO Corp.	1,178,574	53,802
Huntington Bancshares Inc.	2,149,918	53,554
Zions Bancorp	837,087	51,096
First Horizon National Corp.	1,155,622	50,108
UnumProvident Corp.	2,770,177	43,464
* Providian Financial Corp.	2,739,700	42,575
* E*Trade Financial Corp.	3,493,853	39,900
Green Point Financial Corp.	736,423	34,177
Equifax, Inc.	1,274,769	33,603
Dow Jones & Co., Inc.	764,688	31,054
Apartment Investment & Management Co. Class A REIT	883,261	30,720
Janus Capital Group Inc.	2,237,936	30,458
Federated Investors, Inc.	1,014,741	28,859
Ryder System, Inc.	602,315	28,333
Deluxe Corp.	465,907	19,112

		21,247,587

Health Care (12.8%)
Pfizer Inc.	70,659,224	2,162,172
Johnson & Johnson	27,775,169	1,564,575
Merck & Co., Inc.	20,762,353	685,158
* Amgen, Inc.	11,847,222	671,501
Eli Lilly & Co.	10,580,832	635,379
Abbott Laboratories	14,609,091	618,841
Medtronic, Inc.	11,317,530	587,380
Wyeth	12,481,590	466,812
UnitedHealth Group Inc.	6,220,163	458,675
Bristol-Myers Squibb Co.	18,202,680	430,857
* Boston Scientific Corp.	7,880,904	313,108
Schering-Plough Corp.	13,781,335	262,672
Guidant Corp.	2,943,730	194,404
* Biogen Idec Inc.	3,166,556	193,698
Baxter International, Inc.	5,753,089	185,019
* Zimmer Holdings, Inc.	2,293,058	181,243
Stryker Corp.	3,754,863	180,534
Cardinal Health, Inc.	4,028,468	176,326
HCA Inc.	4,516,686	172,312
* Forest Laboratories, Inc.	3,464,971	155,854
* WellPoint Health Networks Inc. Class A	1,469,726	154,454
* Gilead Sciences, Inc.	4,029,154	150,610
Aetna Inc.	1,437,036	143,603
* Caremark Rx, Inc.	4,360,657	139,846
* St. Jude Medical, Inc.	1,656,288	124,669
Becton, Dickinson & Co.	2,345,745	121,275
* Genzyme Corp.-General Division	2,133,988	116,110
* Anthem, Inc.	1,307,131	114,047
Biomet, Inc.	2,378,021	111,482
Allergan, Inc.	1,233,263	89,473
Quest Diagnostics, Inc.	953,067	84,080
* Medco Health Solutions, Inc.	2,547,694	78,724
* Chiron Corp.	1,757,199	77,668
McKesson Corp.	2,748,058	70,488
AmerisourceBergen Corp.	1,052,430	56,526
C.R. Bard, Inc.	981,491	55,582
* MedImmune Inc.	2,329,403	55,207
IMS Health, Inc.	2,187,794	52,332
* Express Scripts Inc.	725,849	47,427
* Tenet Healthcare Corp.	4,363,045	47,077
Health Management Associates Class A	2,278,319	46,546
Mylan Laboratories, Inc.	2,515,319	45,276
* Hospira, Inc.	1,458,249	44,622
Bausch & Lomb, Inc.	496,523	32,994
* Watson Pharmaceuticals, Inc.	1,021,343	30,089
* Humana Inc.	1,491,053	29,791
* King Pharmaceuticals, Inc.	2,255,818	26,934
Manor Care, Inc.	818,057	24,509
* Millipore Corp.	464,073	22,206

		12,490,167

Integrated Oils (5.2%)
ExxonMobil Corp.	60,877,703	2,942,219
ChevronTexaco Corp.	19,933,656	1,069,241
ConocoPhillips Co.	6,445,207	533,985
Occidental Petroleum Corp.	3,665,452	205,009
Marathon Oil Corp.	3,238,361	133,680
Unocal Corp.	2,478,762	106,587
Amerada Hess Corp.	853,417	75,954

		5,066,675

Other Energy (2.1%)
Schlumberger Ltd.	5,526,440	371,985
Devon Energy Corp.	2,262,159	160,636
Anadarko Petroleum Corp.	2,341,447	155,378
Apache Corp.	3,050,676	152,869
Burlington Resources, Inc.	3,695,284	150,768
Halliburton Co.	4,131,716	139,198
Baker Hughes, Inc.	3,123,110	136,542
* Transocean Inc.	3,003,062	107,450
Valero Energy Corp.	1,196,693	95,987
Kerr-McGee Corp.	1,413,725	80,936
BJ Services Co.	1,512,142	79,251
EOG Resources, Inc.	1,103,104	72,639
* Nabors Industries, Inc.	1,390,391	65,835
Williams Cos., Inc.	4,890,760	59,178
* Noble Corp.	1,252,591	56,304
El Paso Corp.	5,993,271	55,078
Sunoco, Inc.	705,518	52,194
* Rowan Cos., Inc.	999,747	26,393
* Dynegy, Inc.	3,543,491	17,682
* Calpine Corp.	4,145,416	12,022

		2,048,325

Materials & Processing (3.6%)
E.I. du Pont de Nemours & Co.	9,338,184	399,674
Dow Chemical Co.	8,791,028	397,179
Alcoa Inc.	8,141,559	273,475
Newmont Mining Corp. (Holding Co.)	4,148,936	188,901
International Paper Co.	4,550,456	183,884
Weyerhaeuser Co.	2,240,703	148,962
Masco Corp.	4,055,971	140,053
Praxair, Inc.	3,041,349	129,987
Air Products & Chemicals, Inc.	2,127,460	115,691
Archer-Daniels-Midland Co.	6,094,475	103,484
PPG Industries, Inc.	1,607,748	98,523
Monsanto Co.	2,497,001	90,941
Rohm & Haas Co.	2,099,936	90,234
Georgia Pacific Group	2,417,273	86,901
Phelps Dodge Corp.	880,130	80,998
* American Standard Cos., Inc.	2,001,185	77,866
Ecolab, Inc.	2,409,698	75,761
Avery Dennison Corp.	1,032,754	67,935
Nucor Corp.	742,204	67,815
Freeport-McMoRan Copper & Gold, Inc. Class B	1,655,270	67,038
MeadWestvaco Corp.	1,888,958	60,258
Sherwin-Williams Co.	1,331,856	58,548
Vulcan Materials Co.	957,070	48,763
United States Steel Corp.	1,058,782	39,831
Ball Corp.	1,051,496	39,357
Sigma-Aldrich Corp.	646,439	37,493
Ashland, Inc.	665,459	37,319
* Sealed Air Corp.	785,804	36,422
Temple-Inland Inc.	521,631	35,028
Fluor Corp.	780,972	34,769
Eastman Chemical Co.	728,686	34,649
Engelhard Corp.	1,161,865	32,939
* Pactiv Corp.	1,405,940	32,688
Boise Cascade Corp.	824,083	27,425
Bemis Co., Inc.	999,719	26,573
Louisiana-Pacific Corp.	1,022,921	26,545
Worthington Industries, Inc.	813,902	17,377
Allegheny Technologies Inc.	892,112	16,281
* Hercules, Inc.	1,046,182	14,908
Great Lakes Chemical Corp.	474,573	12,149

		3,554,624

Producer Durables (4.1%)
United Technologies Corp.	4,787,686	447,074
The Boeing Co.	7,855,242	405,488
Illinois Tool Works, Inc.	2,829,132	263,590
* Applied Materials, Inc.	15,895,239	262,112
Caterpillar, Inc.	3,207,935	258,078
Emerson Electric Co.	3,932,526	243,384
Lockheed Martin Corp.	4,164,134	232,275
Northrop Grumman Corp.	3,353,986	178,868
Deere & Co.	2,321,545	149,856
Danaher Corp.	2,884,690	147,927
* Xerox Corp.	7,856,236	110,616
Ingersoll-Rand Co.	1,622,246	110,264
* Lexmark International, Inc.	1,211,658	101,791
* Agilent Technologies, Inc.	4,546,542	98,069
Pitney Bowes, Inc.	2,163,408	95,406
* KLA-Tencor Corp.	1,837,873	76,235
Dover Corp.	1,903,162	73,976
Pulte Homes, Inc.	1,186,450	72,812
Parker Hannifin Corp.	1,117,839	65,796
Rockwell Collins, Inc.	1,657,903	61,575
Centex Corp.	1,154,918	58,277
Molex, Inc.	1,768,870	52,748
Cooper Industries, Inc. Class A	886,552	52,307
W.W. Grainger, Inc.	851,888	49,111
* Waters Corp.	1,106,695	48,805
* Thermo Electron Corp.	1,527,488	41,273
KB HOME	433,195	36,601
* Novellus Systems, Inc.	1,336,710	35,543
Goodrich Corp.	1,111,745	34,864
American Power Conversion Corp.	1,871,557	32,546
Cummins Inc.	414,776	30,648
Pall Corp.	1,168,829	28,613
Tektronix, Inc.	858,728	28,553
* Teradyne, Inc.	1,813,785	24,305
* Andrew Corp.	1,500,500	18,366
Crane Co.	552,017	15,964
* Power-One, Inc.	781,822	5,066
Molex, Inc. Class A	4,051	107

		4,048,889

Technology (13.9%)
Microsoft Corp.	101,745,463	2,813,262
International Business Machines Corp.	15,676,221	1,344,079
Intel Corp.	60,030,703	1,204,216
* Cisco Systems, Inc.	63,273,125	1,145,244
* Dell Inc.	23,362,969	831,722
QUALCOMM Inc.	15,232,378	594,672
* Oracle Corp.	48,387,465	545,811
Hewlett-Packard Co.	28,259,803	529,871
Motorola, Inc.	22,108,327	398,834
Texas Instruments, Inc.	16,199,152	344,718
* EMC Corp.	22,507,453	259,736
General Dynamics Corp.	1,870,737	191,002
* Symantec Corp.	2,949,132	161,848
Raytheon Co.	4,222,146	160,357
* Corning, Inc.	13,044,243	144,530
Computer Associates International, Inc.	5,477,583	144,060
* Apple Computer, Inc.	3,630,136	140,668
Analog Devices, Inc.	3,540,804	137,312
Maxim Integrated Products, Inc.	3,038,815	128,511
* Lucent Technologies, Inc.	40,327,584	127,838
* Sun Microsystems, Inc.	31,131,571	125,772
Adobe Systems, Inc.	2,243,753	110,998
Linear Technology Corp.	2,878,524	104,318
Electronic Data Systems Corp.	4,795,616	92,987
Xilinx, Inc.	3,245,160	87,619
* Computer Sciences Corp.	1,766,921	83,222
* Broadcom Corp.	3,015,602	82,296
* Intuit, Inc.	1,790,915	81,308
* Network Appliance, Inc.	3,347,219	76,986
* Veritas Software Corp.	4,051,271	72,113
* Micron Technology, Inc.	5,715,755	68,761
* PeopleSoft, Inc.	3,434,968	68,184
* Altera Corp.	3,479,900	68,102
Rockwell Automation, Inc.	1,725,499	66,777
* Affiliated Computer Services, Inc. Class A	1,197,164	66,646
* Avaya Inc.	4,237,913	59,077
* National Semiconductor Corp.	3,354,473	51,961
Autodesk, Inc.	1,061,206	51,606
* JDS Uniphase Corp.	13,464,228	45,374
* Solectron Corp.	8,984,531	44,473
* NCR Corp.	881,423	43,710
* Jabil Circuit, Inc.	1,876,674	43,164
* Advanced Micro Devices, Inc.	3,314,562	43,089
Scientific-Atlanta, Inc.	1,431,467	37,104
* Tellabs, Inc.	3,887,301	35,724
* Siebel Systems, Inc.	4,731,352	35,674
Applera Corp.-Applied Biosystems Group	1,887,023	35,608
* Comverse Technology, Inc.	1,829,015	34,440
* Sanmina-SCI Corp.	4,870,255	34,335
* BMC Software, Inc.	2,083,124	32,934
* Unisys Corp.	3,125,368	32,254
* Mercury Interactive Corp.	872,172	30,421
Symbol Technologies, Inc.	2,240,970	28,326
* Citrix Systems, Inc.	1,582,801	27,731
* QLogic Corp.	864,055	25,585
* Novell, Inc.	3,615,160	22,812
* NVIDIA Corp.	1,558,802	22,634
PerkinElmer, Inc.	1,193,299	20,549
* Compuware Corp.	3,609,862	18,591
* Gateway, Inc.	3,481,616	17,234
* LSI Logic Corp.	3,602,655	15,527
* PMC Sierra Inc.	1,649,791	14,535
* ADC Telecommunications, Inc.	7,563,490	13,690
* Parametric Technology Corp.	2,504,186	13,222
* CIENA Corp.	5,309,331	10,512
* Applied Micro Circuits Corp.	2,908,814	9,105

		13,555,381

Utilities (7.2%)
Verizon Communications Inc.	25,906,960	1,020,216
SBC Communications Inc.	31,008,578	804,673
* Comcast Corp. Class A	19,101,205	539,418
BellSouth Corp.	17,131,721	464,612
* AT&T Wireless Services Inc.	25,542,836	377,523
Sprint Corp.	13,596,070	273,689
* Nextel Communications, Inc.	10,422,700	248,477
Exelon Corp.	6,178,596	226,693
Southern Co.	6,907,792	207,096
Dominion Resources, Inc.	3,090,196	201,635
Duke Energy Corp.	8,775,562	200,873
ALLTEL Corp.	2,885,213	158,427
TXU Corp.	2,776,670	133,058
Entergy Corp.	2,123,292	128,693
FirstEnergy Corp.	3,087,234	126,824
FPL Group, Inc.	1,733,539	118,435
American Electric Power Co., Inc.	3,703,340	118,359
* PG&E Corp.	3,753,517	114,107
AT&T Corp.	7,440,674	106,550
Progress Energy, Inc.	2,309,956	97,804
Consolidated Edison Inc.	2,260,637	95,037
Public Service Enterprise Group, Inc.	2,221,103	94,619
Ameren Corp.	1,818,441	83,921
PPL Corp.	1,743,246	82,246
Edison International	3,046,088	80,752
Sempra Energy	2,170,267	78,542
Kinder Morgan, Inc.	1,155,722	72,602
DTE Energy Co.	1,623,901	68,512
Cinergy Corp.	1,690,734	66,953
Constellation Energy Group, Inc.	1,642,804	65,449
Xcel Energy, Inc.	3,742,341	64,817
* AES Corp.	6,052,192	60,461
KeySpan Corp.	1,496,995	58,682
* Qwest Communications International Inc.	16,988,927	56,573
NiSource, Inc.	2,462,809	51,744
* Comcast Corp. Special Class A	1,814,271	50,654
CenturyTel, Inc.	1,263,929	43,277
Citizens Communications Co.	3,096,655	41,464
Pinnacle West Capital Corp.	854,216	35,450
CenterPoint Energy Inc.	2,872,346	29,758
TECO Energy, Inc.	1,855,237	25,101
* Allegheny Energy, Inc.	1,186,086	18,930
NICOR Inc.	411,934	15,118
Peoples Energy Corp.	350,644	14,615
* CMS Energy Corp.	1,508,767	14,363

		7,036,802

Other (5.4%)
General Electric Co.	98,802,809	3,317,798
3M Co.	7,324,357	585,729
Tyco International Ltd.	18,797,929	576,345
Honeywell International Inc.	8,043,758	288,449
Johnson Controls, Inc.	1,780,787	101,167
Fortune Brands, Inc.	1,348,533	99,913
Eaton Corp.	1,418,528	89,949
Textron, Inc.	1,297,706	83,404
ITT Industries, Inc.	863,255	69,052
Brunswick Corp.	894,950	40,953

		5,252,759

TOTAL COMMON STOCKS
(Cost $76,359,407)		97,397,745

TEMPORARY CASH INVESTMENTS (0.9%)

Money Market Fund (0.9%)
Vanguard Market Liquidity Fund, 1.74%**	886,989,672	886,990
	Face
	Amount
	(000)

U.S. Agency Obligation
Federal National Mortgage Assn. (1)
(2)1.46%, 10/6/2004	$25,000	24,994

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $911,984)		911,984

TOTAL INVESTMENTS (100.6%)
(Cost $77,271,391)		98,309,729

OTHER ASSETS AND LIABILITIES-NET (-0.6%)		(597,774)

NET ASSETS (100%)		$97,711,955

 *Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(2)Security segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $77,271,391,000. Net unrealized appreciation of investment securities for tax purposes was $21,038,338,000, consisting of unrealized gains of $30,181,078,000 on securities that had risen in value since their purchase and $9,142,740,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	1,029	$286,808	($1,208)
E-mini S&P 500 Index	539	30,047	(8)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.